PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Composition of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of employee benefits [Abstract]
Cash	$ 42	$ 78
Equity instruments	11,580	14,838
Fixed income instruments	72,433	71,509
Total	$ 84,055	$ 86,425